Share Capital	12 Months Ended
Jun. 30, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital

Authorised share capital:	2020 £’000	2019 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2020 No.	£’000	2019 No.	£’000
Class A ordinary shares	28,823,893	577	18,599,985	372
Class B ordinary shares	20,455,733	409	23,696,345	474
Class C ordinary shares	5,648,543	113	12,128,997	243
Ordinary shares of £0.02 each	54,928,169	1,099	54,425,327	1,089

The Company issued 502,842 new shares for the year ended 30 June 2020 (30 June 2019: 4,621,182 ) in relation to exercise of options and equity consideration related to acquisitions.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADSs, and Class C ordinary shares, prior to their automatic conversion into Class A ordinary shares, each had one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares, and the class B ordinary shares (and, prior to the automatic conversion of the Class C ordinary shares, the Class C ordinary shares) pari passu as if they were all shares of the same class.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares and Class B ordinary shares (and, prior to the automatic conversion of the Class C ordinary shares, any Class C ordinary shares) in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.
Restrictions
Class B ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class B ordinary shares were permitted other than to a person who is a permitted Class B ordinary transferee or pursuant to the IPO (which for the avoidance of doubt includes sales pursuant to any secondary offering or exercise of any over-allotment option in connection with the IPO).
No transfers of Class B ordinary shares shall be permitted (other than to a person who is a permitted Class B ordinary transferee):
(a) in excess of 25% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO;
(b) in excess of 40% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling on the third anniversary of the IPO; and
(c) in excess of 60% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the fifth anniversary of the IPO.
A Class B ordinary shareholder may, at any time after the fifth (5th) anniversary of the IPO, elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.
Class C ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class C ordinary shares were permitted.
The Company and the managing underwriter acting in connection with the IPO executed prior to the IPO, no transfers of Class C ordinary shares shall be permitted (other than in accordance with Article 35.2) in excess of 25% of the Class C ordinary shareholders holding of Class C ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO.
Movements in Equity
Share capital, share premium and merger relief reserve
New ordinary shares were issued as part of the equity consideration for Intuitus and Exozet acquisitons. The Company issued 98,147 Class A ordinary shares represented by ADSs to former equity holders of Intuitus and issued 24,392 Class A ordinary shares represented by ADSs to former equity holders of Exozet, which resulted in an increase in share capital and merger relief reserve of £2,000 and £3,954,000, respectively.
New ordinary shares were also issued for the exercise of options which resulted in an increase in share capital of £8,000 and share premium of £93,000.
Investment in own shares and retained earnings
During the year ended 30 June 2020, the Company declared and paid a non-recurring, discretionary employee bonus. The EBT funded the bonus through sales of the Company’s Class A ordinary shares in two tranches: 500,000 shares sold at $38.00 in November 2019 and 480,000 shares sold at $41.75 in May 2020.
The EBT, whose beneficiaries are the Company’s employees, was holding certain Class A ordinary shares for sale in the event it decided to fund a discretionary cash bonus to the Company’s employees. The sale of shares resulted in a decrease in investment in own shares of £207,000 and increase in retained earnings of £30,710,000. From the total proceeds of £30,917,000, the Company settled the intercompany balance between the Company and the EBT of £2,860,000, paid transaction fees of £24,000 and the remaining funds were paid as bonus to our employees. Any individuals employed by the Company prior to the IPO date of 27 July 2018 and who had been continually employed up to, and including, the bonus calculation date, was eligible for the bonus. The Company recognised a bonus expense of £27,874,000 during the reporting period and incurred £159,000 foreign exchange differences resulted from exchange rate volatility upon payment.
67,937 JSOPs and 306,802 LTIPs were exercised and settled by shares owned by the EBT. This resulted in a decrease in investment in own shares of £299,000.